October 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock MuniYield Quality Fund II, Inc. (MQT)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2025
BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 5.0%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	$835	$ 899,371
Series A, 5.25%, 05/01/56	1,085	1,130,546
Series F, 5.50%, 11/01/53	810	856,057
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.25%, 10/01/49	1,740	1,813,727
Energy Southeast A Cooperative District, RB, Series B-1, 5.75%, 04/01/54(a)	1,815	2,039,743
Southeast Alabama Gas Supply District, Refunding RB, Series B, 5.00%, 06/01/49(a)	1,060	1,148,107
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 5.00%, 01/01/56	840	899,232
Series A-1, 5.50%, 01/01/53	740	801,981
Series B, 5.25%, 03/01/55	480	516,972
Series B-1, 5.00%, 05/01/53	2,055	2,139,312
		12,245,048
Arizona — 2.9%
Arizona Industrial Development Authority, RB(b)
5.00%, 07/01/54	545	469,316
Series A, 5.00%, 07/01/49	545	494,867
Series A, 5.00%, 07/01/54	420	373,688
City of Phoenix Civic Improvement Corp., ARB, Series B, AMT, Junior Lien, 5.00%, 07/01/44	1,745	1,777,884
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	910	978,109
Industrial Development Authority of the County of Pima, RB, 5.00%, 07/01/39(b)	500	491,560
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/49(b)	1,025	948,434
Maricopa County Industrial Development Authority, Refunding RB
5.00%, 07/01/54(b)	290	276,134
Series A, 5.00%, 09/01/37	575	598,417
Sierra Vista Industrial Development Authority, RB, 5.75%, 06/15/53(b)	745	749,972
		7,158,381
Arkansas — 0.2%
Arkansas Development Finance Authority, RB, AMT, Sustainability Bonds, 5.70%, 05/01/53	420	428,679
California — 5.6%
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	370	367,130
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(b)	1,165	932,000
CSCDA Community Improvement Authority, RB, M/F Housing, Sustainability Bonds, 5.00%, 09/01/37(b)	100	101,627
Hartnell Community College District, GO, Series C, Election 2008, 0.00%, 07/01/38(c)	1,400	901,303
Mt San Antonio Community College District, Refunding GO, CAB, Series A, Convertible, Election 2008, 6.25%, 08/01/43(d)	5,000	5,042,879
Norman Y Mineta San Jose International Airport SJC, Refunding RB, Series A, AMT, 5.00%, 03/01/41	765	770,677
Sacramento Metropolitan Fire District, GO, Series A, Election 2024, 4.00%, 08/01/55	1,480	1,396,878
Security	Par (000)	Value
California (continued)
San Diego Unified School District, Refunding GO, CAB, Series R-1, 0.00%, 07/01/31(c)	$1,110	$ 946,490
Yosemite Community College District, GO(c)
Series D, Election 2004, 0.00%, 08/01/36	2,000	1,448,283
Series D, Election 2004, 0.00%, 08/01/37	2,790	1,928,308
		13,835,575
Colorado — 0.7%
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.00%, 11/15/47	240	247,041
Series A, AMT, 5.00%, 12/01/48	695	700,208
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	940	851,231
		1,798,480
Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority, RB, 4.25%, 07/15/53	190	178,669
District of Columbia — 1.0%
District of Columbia Income Tax Revenue, Refunding RB, Series A, 5.25%, 06/01/50	1,045	1,129,220
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.50%, 10/01/54	455	481,480
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, 4.00%, 10/01/49	875	779,418
		2,390,118
Florida — 9.6%
Capital Trust Agency, Inc., RB(b)
5.00%, 01/01/55	535	453,452
Series A, 5.00%, 06/01/55	480	389,562
Series A, 5.50%, 06/01/57	170	148,208
City of South Miami Health Facilities Authority, Inc., Refunding RB, 5.00%, 08/15/42	2,340	2,376,923
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, Sustainability Bonds, 5.25%, 10/01/57	4,710	5,010,604
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/44	425	430,627
County of Miami-Dade Florida Water & Sewer System Revenue, RB, 4.00%, 10/01/48	1,550	1,444,259
County of Miami-Dade Seaport Department, Refunding RB
Series A, AMT, 5.00%, 10/01/41	360	376,960
Series A, AMT, 5.25%, 10/01/52	645	658,978
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(c)
Series A-2, 0.00%, 10/01/46	480	160,719
Series A-2, 0.00%, 10/01/47	775	243,911
County of Pasco Florida, RB, (AGM), 5.75%, 09/01/54	180	193,492
Florida Development Finance Corp., RB, AMT, 5.00%, 05/01/29(b)	480	484,773
Florida Development Finance Corp., Refunding RB
AMT, (AGM), 5.00%, 07/01/44	2,440	2,429,232
AMT, (AGM), 5.25%, 07/01/47	600	596,909
Florida Housing Finance Corp., RB, S/F Housing, Series 5, (FHLMC, FNMA, GNMA), 5.05%, 01/01/56	960	970,613

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Greater Orlando Aviation Authority, ARB
AMT, 5.25%, 10/01/51	$815	$ 856,801
Sub-Series A, AMT, 5.00%, 10/01/47	2,520	2,530,892
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	210	221,580
Lakewood Ranch Stewardship District, SAB, S/F Housing
4.00%, 05/01/40	235	222,992
4.00%, 05/01/50	395	328,657
Orange County Health Facilities Authority, RB, Series A, 5.00%, 10/01/53	1,805	1,850,601
Seminole Improvement District, RB, 5.30%, 10/01/37	150	156,802
Storey Creek Community Development District, SAB, 4.13%, 12/15/49	500	428,393
Village Community Development District No. 14, SAB, 5.50%, 05/01/53	510	519,211
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	210	210,638
		23,695,789
Georgia — 3.0%
City of Atlanta Georgia Department of Aviation, ARB, Series B-1, AMT, Sustainability Bonds, 5.50%, 07/01/55	425	454,461
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	200	131,219
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	875	771,965
Georgia Housing & Finance Authority, RB, S/F Housing, Series C, 5.13%, 12/01/50	3,360	3,459,862
Georgia Housing & Finance Authority, Refunding RB, S/F Housing, Series C, 4.60%, 12/01/54	570	565,173
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 06/01/53(a)	620	657,290
Municipal Electric Authority of Georgia, RB
Class A, 5.50%, 07/01/63	345	353,357
Series A, 5.00%, 01/01/59	880	879,136
		7,272,463
Hawaii — 0.6%
State of Hawaii Airports System Revenue, ARB, Series B, 5.00%, 07/01/49	1,490	1,593,647
Idaho — 0.3%
Idaho Health Facilities Authority, Refunding RB, 4.38%, 03/01/53	400	382,816
Idaho Housing & Finance Association, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.60%, 01/01/49	295	292,641
		675,457
Illinois — 10.3%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	1,265	1,273,025
Series A, 5.00%, 12/01/40	1,195	1,155,729
Series A, 6.25%, 12/01/50	575	601,079
Chicago Board of Education, Refunding GO, Series B, 12/01/43(e)	345	359,633
Chicago Midway International Airport, Refunding ARB, Series B, 5.00%, 01/01/46	1,770	1,775,907
Chicago O’Hare International Airport, ARB
Class A, AMT, Senior Lien, 4.63%, 01/01/53	210	204,968
Series B, Senior Lien, 4.50%, 01/01/56	2,450	2,354,930
Chicago O’Hare International Airport, Refunding ARB
Series A, AMT, Senior Lien, 5.00%, 01/01/48	940	943,093
Security	Par (000)	Value
Illinois (continued)
Chicago O’Hare International Airport, Refunding ARB (continued)
Series A, AMT, Senior Lien, 5.25%, 01/01/48	$600	$ 628,574
Series A, AMT, Senior Lien, 4.38%, 01/01/53	830	771,595
Series A, AMT, Senior Lien, 5.00%, 01/01/53	415	415,775
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 2nd Lien, 5.00%, 12/01/57	705	716,062
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 11/15/45	1,110	1,110,328
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/40	730	730,652
Metropolitan Pier & Exposition Authority, RB
5.00%, 06/15/57	670	667,052
Series A, (NPFGC), 0.00%, 12/15/36(c)	10,000	6,517,791
Metropolitan Pier & Exposition Authority, Refunding RB, Series B, (AGM), 0.00%, 06/15/44(c)	2,980	1,277,277
Regional Transportation Authority, RB, Series B, (NPFGC), 5.75%, 06/01/33	2,000	2,244,867
State of Illinois, GO
Series B, 5.25%, 05/01/41	635	678,180
Series F, 5.25%, 09/01/47	850	884,986
		25,311,503
Indiana — 0.7%
Indiana Finance Authority, RB, Series A, 5.00%, 10/01/53	780	805,466
Indiana Finance Authority, Refunding RB
Series C, 5.25%, 10/01/46	640	690,479
Series C, 5.25%, 10/01/47	220	236,707
		1,732,652
Kentucky — 1.2%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(b)	150	141,820
County of Boyle Kentucky, Refunding RB
Series A, 4.25%, 06/01/46	200	182,475
Series A, 5.25%, 06/01/49	775	800,345
Kentucky Public Energy Authority, Refunding RB, Series A-1, 5.25%, 04/01/54(a)	1,745	1,924,065
		3,048,705
Louisiana — 2.5%
Louisiana Public Facilities Authority, RB
5.25%, 10/01/53	1,525	1,523,385
AMT, 5.75%, 09/01/64	1,195	1,239,085
Louisiana Stadium & Exposition District, Refunding RB
Series A, 5.00%, 07/01/48	480	492,294
Series A, 5.25%, 07/01/53	1,280	1,330,391
New Orleans Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/48	1,010	1,011,013
Port New Orleans Board of Commissioners, ARB, Series B, AMT, (AGM), 5.50%, 04/01/51	435	464,069
		6,060,237
Maine — 0.4%
Maine State Housing Authority, RB, S/F Housing, Series C, Sustainability Bonds, (HUD SECT 8), 4.75%, 11/15/49	885	897,354
Maryland — 0.0%
Maryland Economic Development Corp., RB, 5.00%, 07/01/56	145	145,429
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Massachusetts — 1.1%
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	$1,565	$ 1,522,593
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 07/01/47	815	817,758
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.45%, 12/01/42	335	324,099
		2,664,450
Michigan — 2.2%
City of Lansing Michigan, Refunding GO, Series B, (AGM), 4.13%, 06/01/48	880	843,786
Michigan Finance Authority, RB
4.00%, 02/15/50	1,570	1,390,888
Series A, 4.00%, 11/15/50	2,550	2,283,733
Sustainability Bonds, 5.50%, 02/28/57	135	141,468
Michigan State Building Authority, Refunding RB, Series II, 4.00%, 10/15/47	185	174,789
Michigan State Housing Development Authority, RB, S/F Housing, Series D, Sustainability Bonds, 4.45%, 12/01/49	400	392,916
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	150	150,163
		5,377,743
Minnesota — 0.8%
Minneapolis-St Paul Metropolitan Airports Commission, ARB, Series B, AMT, 5.25%, 01/01/49	1,215	1,272,429
Minnesota Agricultural & Economic Development Board, RB, 5.25%, 01/01/54	605	629,628
		1,902,057
Missouri — 0.6%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Series A, 4.25%, 04/01/55	315	297,847
Kansas City Industrial Development Authority, ARB, Series B, AMT, 5.00%, 03/01/39	670	688,653
Missouri Housing Development Commission, RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 5.00%, 11/01/55	390	393,318
		1,379,818
Nebraska — 0.5%
Central Plains Energy Project, Refunding RB, Series A, 5.00%, 09/01/37	1,150	1,258,604
New Hampshire — 2.6%
New Hampshire Business Finance Authority, RB
Series 2025-1, Class A1, 4.09%, 01/20/41(a)	368	366,747
Series A, Sustainability Bonds, 5.50%, 06/01/55	1,875	1,972,442
New Hampshire Business Finance Authority, RB, M/F Housing
1st Series, Class B, 5.75%, 04/28/42	555	579,398
Series 2025, Subordinate, 5.15%, 09/28/37	870	880,025
Class A-1, Sustainability Bonds, 0.00%, 11/20/42(a)	2,201	2,163,681
Series 2, Sustainability Bonds, 4.25%, 07/20/41	359	357,184
		6,319,477
New Jersey — 4.7%
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/62	180	187,149
New Jersey Economic Development Authority, RB
AMT, 5.13%, 01/01/34	610	611,039
AMT, 5.38%, 01/01/43	790	790,707
Security	Par (000)	Value
New Jersey (continued)
New Jersey Higher Education Student Assistance Authority, RB, Series C, AMT, Subordinate, 4.25%, 12/01/50	$800	$ 702,020
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, 5.10%, 10/01/50	1,265	1,304,293
New Jersey Transportation Trust Fund Authority, RB
5.00%, 12/15/32(f)	1,490	1,732,912
Series BB, 4.00%, 06/15/50	1,400	1,277,272
New Jersey Turnpike Authority, RB, Series A, 5.25%, 01/01/55	1,085	1,166,742
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	1,220	1,259,160
Series A, 5.00%, 06/01/46	860	850,735
Series A, 5.25%, 06/01/46	1,610	1,614,077
		11,496,106
New Mexico — 0.1%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	180	174,804
New York — 9.0%
City of New York, GO, Series G-1, 5.25%, 02/01/53	200	213,126
Metropolitan Transportation Authority, RB, Series D-2, Sustainability Bonds, 4.00%, 11/15/48	1,115	1,019,811
New York City Housing Development Corp., RB, M/F Housing, Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA, HUD SECT 8), 4.70%, 08/01/54	935	932,467
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series A-1, Subordinate, 5.25%, 05/01/52	815	871,749
New York Liberty Development Corp., Refunding RB
Series A, Sustainability Bonds, (BAM-TCRS), 3.00%, 11/15/51	2,045	1,502,045
Series A, Sustainability Bonds, 3.00%, 11/15/51	600	433,569
New York Power Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/15/55	230	212,514
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/36	450	480,167
AMT, 5.63%, 04/01/40	470	493,521
AMT, Sustainability Bonds, (AGM), 6.00%, 06/30/60	1,030	1,113,331
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,050	1,098,377
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	1,800	1,832,367
AMT, Sustainability Bonds, 5.50%, 06/30/60	3,035	3,098,646
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, 5.50%, 12/31/60	1,200	1,225,545
Port Authority of New York & New Jersey, ARB, Series 218, AMT, 5.00%, 11/01/49	1,535	1,565,114
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.25%, 05/15/58	3,150	3,020,312
Series A, 4.50%, 05/15/63	1,000	990,691
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/49	1,900	1,957,918
		22,061,270

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
North Carolina — 0.3%
North Carolina Housing Finance Agency, RB, S/F Housing, Series 54-A, (FHLMC, FNMA, GNMA), 4.70%, 07/01/50	$525	$ 529,050
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	165	184,425
		713,475
North Dakota — 0.4%
North Dakota Housing Finance Agency, RB, S/F Housing, Series C, Sustainability Bonds, 4.75%, 07/01/49	970	982,961
Ohio — 1.5%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	2,075	1,738,931
Columbus-Franklin County Finance Authority, RB, M/F Housing, (FNMA), 4.82%, 11/01/43	720	767,871
Ohio Housing Finance Agency, RB, S/F Housing, Series B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 09/01/49	1,160	1,161,076
		3,667,878
Oklahoma — 0.4%
Oklahoma Turnpike Authority, RB, Series A, (AGM), 4.25%, 01/01/55	360	351,244
Tulsa Municipal Airport Trust Trustees, Refunding ARB, AMT, 6.25%, 12/01/35	490	565,067
		916,311
Oregon — 0.6%
Clackamas County School District No. 12 North Clackamas, GO, CAB(c)
Series A, (GTD), 0.00%, 06/15/27(f)	95	55,584
Series A, (GTD), 0.00%, 06/15/38	780	443,018
Port of Portland Oregon Airport Revenue, ARB, Series 24B, AMT, 5.00%, 07/01/47	930	932,450
		1,431,052
Pennsylvania — 5.7%
Allegheny County Airport Authority, ARB, Series A, AMT, 5.00%, 01/01/51	2,030	2,036,907
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	200	175,990
Pennsylvania Economic Development Financing Authority, RB
5.00%, 06/30/42	4,450	4,460,913
AMT, 5.50%, 06/30/41	900	950,999
AMT, 5.75%, 06/30/48	780	813,230
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/49	500	454,299
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series B2, 4.38%, 11/01/54	680	624,659
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 145A, Sustainability Bonds, 4.75%, 10/01/49	2,095	2,104,414
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 142-A, Sustainability Bonds, 5.00%, 10/01/50	410	414,278
Pennsylvania Turnpike Commission, RB
Series C, 5.25%, 12/01/54	425	457,096
Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, RB (continued)
Series A, Subordinate, 5.00%, 12/01/44	$1,300	$ 1,345,677
School District of Philadelphia, GOL, Series A, (SAW), 5.50%, 09/01/48	265	282,557
		14,121,019
Puerto Rico — 4.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	5,000	4,727,510
Series A-1, Restructured, 5.00%, 07/01/58	4,084	3,966,547
Series A-2, Restructured, 4.78%, 07/01/58	276	259,549
Series A-2, Restructured, 4.33%, 07/01/40	738	715,487
Series B-1, Restructured, 4.75%, 07/01/53	309	292,160
Series B-2, Restructured, 4.78%, 07/01/58	411	386,503
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	2,946	1,025,304
		11,373,060
South Carolina — 3.1%
Charleston County Airport District, ARB, Series A, AMT, 5.25%, 07/01/54	410	426,372
County of Berkeley South Carolina, SAB
4.25%, 11/01/40	315	295,209
4.38%, 11/01/49	465	414,298
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	1,650	1,799,966
South Carolina Jobs-Economic Development Authority, RB
5.00%, 01/01/55(b)	855	708,829
7.50%, 08/15/62(b)	405	361,737
Series A, 5.50%, 11/01/50	530	564,952
Series A, 4.50%, 11/01/54	1,205	1,184,895
Series A, 5.50%, 11/01/54	990	1,053,867
South Carolina Public Service Authority, RB, Series A, 4.00%, 12/01/55	550	488,673
South Carolina Public Service Authority, Refunding RB, Series B, 5.00%, 12/01/46	350	364,618
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F Housing, Series A, 4.95%, 07/01/53	95	96,883
		7,760,299
Tennessee — 1.6%
Knox County Health Educational & Housing Facility Board, RB, Series A-1, (BAM), 5.50%, 07/01/59	160	169,033
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/49	1,000	1,015,729
Metropolitan Government Nashville & Davidson County Health & Educational Fcilities Board, RB, 5.25%, 05/01/48	200	208,232
Metropolitan Government Nashville & Davidson County Health & Educational Fcilities Board, Refunding RB, 5.25%, 10/01/58	835	807,476
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue, Refunding RB, 5.25%, 07/01/55	630	671,098
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	1,040	1,127,744
		3,999,312
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas — 15.5%
Alamo Heights Independent School District, GO, (PSF), 4.00%, 02/01/51	$485	$ 454,954
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	420	210,000
7.88%, 11/01/62	370	222,000
City of Austin Texas Airport System Revenue, ARB, AMT, 5.25%, 11/15/47	905	940,082
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, 5.00%, 11/15/53	650	685,399
City of Corpus Christi Texas Utility System Revenue, Refunding RB, 4.13%, 07/15/53	635	588,380
City of Galveston Texas Wharves & Terminal Revenue, ARB
Series A, AMT, 1st Lien, 5.50%, 08/01/43	105	111,229
Series A, AMT, 1st Lien, 5.50%, 08/01/44	105	110,210
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	100	97,584
City of Houston Texas Airport System Revenue, ARB
Series A, AMT, 6.63%, 07/15/38	405	405,008
Series B, AMT, 5.50%, 07/15/36	100	109,924
Series B, AMT, 5.50%, 07/15/37	260	284,036
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, Subordinate Lien, 5.50%, 07/01/55	630	672,121
City of Houston Texas Airport System Revenue, Refunding RB
Series A, AMT, 5.00%, 07/01/27	225	229,390
Sub-Series A, AMT, 4.00%, 07/01/46	830	753,341
Sub-Series A, AMT, 4.00%, 07/01/48	2,055	1,843,960
Conroe Independent School District, GO, (PSF), 4.00%, 02/15/50	1,005	941,591
County of Harris Texas Toll Road Revenue, Refunding RB
Series A, 1st Lien, 4.00%, 08/15/49	2,135	2,005,761
Series A, 1st Lien, 4.00%, 08/15/54	1,520	1,398,699
Dallas Fort Worth International Airport, Refunding ARB, Series A-1, AMT, 5.50%, 11/01/50	365	390,001
Denton Independent School District, GO, (PSF), 5.00%, 08/15/48	665	697,591
Dickinson Independent School District, GO, (PSF), 4.13%, 02/15/48	350	341,258
Eagle Mountain & Saginaw Independent School District, GO, (PSF), 4.00%, 08/15/54	170	157,521
Fort Bend Independent School District, Refunding GO, Series A, (PSF), 4.00%, 08/15/49	370	348,393
Harris County Cultural Education Facilities Finance Corp., Refunding RB, Class A, 4.13%, 07/01/52	295	271,950
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(c)(f)	1,850	1,121,966
New Hope Cultural Education Facilities Finance Corp., RB
Series A, 5.50%, 08/15/49	1,505	1,651,515
Series A, 5.00%, 08/15/50(b)	450	382,631
North Texas Tollway Authority, RB, Series C, Convertible, 6.75%, 09/01/31(d)(f)	10,000	12,170,333
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	970	903,468
Northwest Independent School District, GO, (PSF), 5.25%, 02/15/55	690	737,152
Port Authority of Houston of Harris County Texas, ARB
5.00%, 10/01/51	675	695,666
1st Lien, 5.00%, 10/01/53	500	516,233
Security	Par (000)	Value
Texas (continued)
Spring Branch Independent School District, GO, (PSF), 4.00%, 02/01/48	$465	$ 443,275
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/49	105	103,897
Tarrant County Hospital District, GOL, 4.25%, 08/15/53	240	224,502
Tarrant Regional Water District, RB, 4.25%, 09/01/55	260	249,924
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	260	230,577
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	1,500	1,637,838
Texas State University System, Refunding RB, 4.00%, 03/15/49	1,170	1,073,188
Texas Water Development Board, RB, Series A, 4.38%, 10/15/59	1,760	1,699,107
		38,111,655
Utah — 3.3%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	140	141,419
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/43	800	810,301
Series A, AMT, 5.00%, 07/01/47	3,485	3,497,522
Series A, AMT, 5.00%, 07/01/51	1,450	1,471,810
Downtown Revitalization Public Infrastructure District, RB
Series A, 1st Lien, (AGM), 5.50%, 06/01/55	650	700,175
Series B, 2nd Lien, (AGM), 5.50%, 06/01/55	230	247,569
Utah Charter School Finance Authority, RB, 5.00%, 06/15/39(b)	185	178,474
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/40(b)	335	325,047
Utah Housing Corp., RB, S/F Housing, Series E, (FHLMC, FNMA, GNMA), 4.70%, 01/01/50	665	670,081
		8,042,398
Virginia — 0.7%
Fairfax County Industrial Development Authority, RB, 4.13%, 05/15/54	215	198,061
Henrico County Economic Development Authority, Refunding RB, Series A, 5.00%, 11/01/48	670	697,539
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	965	808,675
		1,704,275
Washington — 0.7%
Vancouver Housing Authority, RB, M/F Housing, 5.00%, 08/01/40	320	330,630
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.50%, 09/01/55	190	201,782
Washington State Housing Finance Commission, RB, M/F Housing, Series A-1, 0.00%, 11/20/41(a)	1,178	1,133,718
		1,666,130
Wisconsin — 1.5%
Public Finance Authority, RB
Class A, 5.00%, 06/15/51(b)	555	457,838
Series A, 5.00%, 07/01/40(b)	300	288,837
AMT, 5.75%, 06/30/60	965	996,544

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wisconsin (continued)
Public Finance Authority, RB (continued)
AMT, 5.75%, 12/31/65	$1,150	$ 1,191,107
AMT, 6.50%, 12/31/65	770	845,682
		3,780,008
Total Municipal Bonds — 105.6% (Cost: $248,398,034)		259,372,348
Municipal Bonds Transferred to Tender Option Bond Trusts(g)
Alabama(a) — 5.1%
Black Belt Energy Gas District, RB
Series C, 5.50%, 10/01/54(h)	3,794	4,210,635
Series C-1, 5.25%, 02/01/53	7,721	8,231,388
		12,442,023
California — 1.4%
City of Los Angeles Department of Airports, Refunding ARB, Series A, AMT, Sustainability Bonds, 5.25%, 05/15/50	3,286	3,469,392
Colorado — 1.6%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.50%, 11/15/53	3,676	3,878,974
Florida — 10.6%
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/53	3,345	3,628,788
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, Sustainability Bonds, 5.25%, 10/01/57	2,150	2,287,219
County of Seminole Florida Sales Tax Revenue, Refunding RB, Series B, 5.25%, 10/01/31	4,200	4,632,644
Hillsborough County Aviation Authority, ARB, Class B, AMT, 5.50%, 10/01/54	5,340	5,706,838
Hillsborough County Industrial Development Authority, Refunding RB, Series C, 5.25%, 11/15/49	3,619	3,862,467
Miami-Dade County Expressway Authority, Refunding RB, Series A, (AGM), 5.00%, 07/01/35	2,100	2,101,729
Tender Opt Bd Tr Rcpts, 5.25%, 10/01/50	3,537	3,786,316
		26,006,001
Georgia — 7.2%
City of Atlanta Georgia Department of Aviation, ARB, Series B-1, AMT, Sustainability Bonds, 5.50%, 07/01/55	5,440	5,817,098
County of DeKalb Georgia Water & Sewerage Revenue, RB, Series A, 5.00%, 10/01/55	4,159	4,356,210
Georgia Housing & Finance Authority, RB, S/F Housing, Series A, 4.65%, 12/01/50(h)	4,336	4,326,177
Main Street Natural Gas, Inc., RB, Series C, 5.00%, 09/01/53(a)(h)	2,970	3,177,342
		17,676,827
Illinois — 6.7%
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 5.00%, 12/01/49(h)	5,474	5,640,354
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/58	4,902	5,118,852
Security	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 08/15/51	$1,951	$ 1,984,347
Regional Transportation Authority, RB, (NPFGC), 6.50%, 07/01/26	3,540	3,623,227
		16,366,780
Missouri — 0.9%
Missouri Housing Development Commission, RB, S/F Housing, Series E, 4.60%, 11/01/49	2,325	2,305,291
Nebraska — 2.3%
Nebraska Investment Finance Authority, RB, S/F Housing, Series E, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.80%, 09/01/54	2,188	2,217,410
Omaha Public Power District, Refunding RB, Series B, 5.25%, 02/01/48	3,260	3,465,016
		5,682,426
New Jersey — 1.8%
New Jersey Transportation Trust Fund Authority, RB, Series AA, 5.00%, 06/15/55	4,240	4,394,953
New York — 12.1%
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB, Series B-1, Sustainability Bonds, 5.00%, 11/15/49	3,793	3,969,458
New York City Municipal Water Finance Authority, RB
Series AA, Subordinate, 5.00%, 06/15/51	2,834	2,977,263
Series AA-1, 5.25%, 06/15/52	4,020	4,244,647
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series B, 5.25%, 05/01/55	4,136	4,413,546
Series C, 5.25%, 05/01/48	3,673	3,897,372
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/47	1,810	1,704,615
Port Authority of New York & New Jersey, Refunding ARB, Series 200, 5.25%, 10/15/57	1,910	1,942,947
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/51	1,990	2,043,858
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 05/15/47	3,040	3,157,100
Series C, 4.13%, 05/15/52	1,500	1,419,366
		29,770,172
Oklahoma — 1.3%
Oklahoma Turnpike Authority, RB, 5.50%, 01/01/53	2,999	3,198,023
Oregon — 0.9%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	2,020	2,150,338
Pennsylvania — 1.3%
Pennsylvania Turnpike Commission, Refunding RB, Series B, 5.25%, 12/01/52	3,030	3,209,701
South Carolina — 2.0%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)(h)	4,589	4,990,999
Tennessee — 1.9%
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)(h)	4,395	4,740,780
Texas — 6.3%
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, Subordinate Lien, (AGM), 5.25%, 07/01/53	1,330	1,385,802
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.50%, 02/01/50	$1,610	$ 1,747,376
Crowley Independent School District, GO, (PSF), 5.25%, 02/01/53	2,159	2,292,262
North Texas Municipal Water District, RB, 5.00%, 06/01/50(h)	4,158	4,329,326
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	2,541	2,618,778
Texas Water Development Board, RB, Series A, 4.38%, 10/15/59	3,267	3,154,285
		15,527,829
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 63.4% (Cost: $151,063,511)		155,810,509
Total Long-Term Investments — 169.0% (Cost: $399,461,545)		415,182,857

	Shares
Short-Term Securities
	Money Market Funds — 1.2%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.01%(i)(j)	2,886,851	2,887,140
	Total Short-Term Securities — 1.2% (Cost: $2,887,125)	2,887,140
	Total Investments — 170.2% (Cost: $402,348,670)	418,069,997
	Other Assets Less Liabilities — 1.4%	3,489,719
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (39.6)%	(97,324,908)
	VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (32.0)%	(78,600,000)
	Net Assets Applicable to Common Shares — 100.0%	$ 245,634,808

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	When-issued security.
(f)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between February 1, 2029 to May 1, 2052, is $24,165,839.

(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 4,961,531	$ —	$ (2,074,391)(a)	$ 5	$ (5)	$ 2,887,140	2,886,851	$ 20,284	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniYield Quality Fund II, Inc. (MQT)

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 259,372,348	$ —	$ 259,372,348
Municipal Bonds Transferred to Tender Option Bond Trusts	—	155,810,509	—	155,810,509
Short-Term Securities
Money Market Funds	2,887,140	—	—	2,887,140
	$2,887,140	$415,182,857	$—	$418,069,997
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(96,836,645)	$—	$(96,836,645)
VMTP Shares at Liquidation Value	—	(78,600,000)	—	(78,600,000)
	$—	$(175,436,645)	$—	$(175,436,645)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
Portfolio Abbreviation (continued)
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding
ST	Special Tax
Schedule of Investments